UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-01241

Investment Company Act File Number

Eaton Vance Growth Trust

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

July 31

Date of Fiscal Year End

April 30, 2014

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance Hexavest Emerging Markets Equity Fund

Eaton Vance Hexavest Global Equity Fund

Eaton Vance Hexavest International Equity Fund

Eaton Vance Hexavest U.S. Equity Fund

Eaton Vance

Hexavest Emerging Markets Equity Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 81.9%

Security	Shares	Value
Brazil — 10.0%
AMBEV SA	12,000	$87,723
Banco Bradesco SA, PFC Shares	1,700	25,496
BRF-Brasil Foods SA ADR	408	9,221
Cia de Concessoes Rodoviarias SA	5,300	41,478
Cia de Saneamento Basico do Estado de Sao Paulo	1,300	12,253
Cia Energetica de Minas Gerais SA ADR	4,349	32,791
Cia Paranaense de Energia-Copel, PFC Shares	972	13,928
Itau Unibanco Holding SA ADR, PFC Shares	6,140	100,450
Itausa-Investimentos Itau SA, PFC Shares	13,800	60,653
Petroleo Brasileiro SA	10,900	76,406
Souza Cruz SA	2,600	23,729
Telefonica Brasil SA, PFC Shares	2,478	52,055
Tractebel Energia SA	676	10,053
Vale SA, PFC Shares	6,048	71,662

		$617,898

Chile — 3.1%
Cencosud SA	17,440	$58,107
Empresa Nacional de Electricidad SA ADR	922	40,633
Empresas Copec SA	2,766	35,687
Enersis SA ADR	3,565	57,396

		$191,823

China — 14.9%
Bank of China, Ltd., Class H	24,000	$10,605
Belle International Holdings, Ltd.	22,000	22,933
China Construction Bank Corp., Class H	51,000	35,311
China Life Insurance Co., Ltd., Class H	13,000	33,786
China Merchants Bank Co., Ltd., Class H	13,000	23,226
China Mobile, Ltd.	16,452	156,598
China Petroleum & Chemical Corp., Class H	78,000	69,043
China Resources Enterprise, Ltd.	8,000	22,729
China Shenhua Energy Co., Ltd., Class H	23,000	62,313
China Telecom Corp., Ltd., Class H	90,000	45,927
China Unicom (Hong Kong), Ltd.	46,000	70,401
Citic Pacific, Ltd.	16,000	28,018
CNOOC, Ltd.	36,000	59,224
Guangdong Investment, Ltd.	28,000	30,478
Hengan International Group Co., Ltd.	4,000	42,117
Industrial & Commercial Bank of China, Ltd., Class H	57,000	33,985
PetroChina Co., Ltd., Class H	50,000	57,560
Ping An Insurance (Group) Co. of China, Ltd., Class H	5,000	37,046
Tencent Holdings, Ltd.	500	31,493
Want Want China Holdings, Ltd.	31,000	48,569

		$921,362

Czech Republic — 0.5%
CEZ AS	951	$28,620

		$28,620

1

Security	Shares	Value
India — 3.4%
Dr. Reddy’s Laboratories, Ltd. ADR	1,099	$49,532
HDFC Bank, Ltd. ADR	1,009	40,410
Infosys, Ltd. ADR	1,510	81,102
Reliance Industries, Ltd. GDR(1)	1,272	39,432

		$210,476

Indonesia — 2.3%
Astra International Tbk PT	70,000	$45,101
Bank Central Asia Tbk PT	37,000	35,239
Bank Rakyat Indonesia Tbk PT	14,500	12,421
Perusahaan Gas Negara Tbk PT	45,000	20,783
Telekomunikasi Indonesia Tbk PT	141,500	27,812

		$141,356

Malaysia — 3.1%
AMMB Holdings Bhd	18,300	$40,277
CIMB Group Holdings Bhd	21,900	50,449
Genting Bhd	15,900	47,791
Tenaga Nasional Bhd ADR	3,412	49,735

		$188,252

Mexico — 5.6%
America Movil SAB de CV, Series L	108,637	$109,528
Coca-Cola Femsa SAB de CV, Series L	1,000	11,204
Fomento Economico Mexicano SAB de CV, Series UBD	6,974	63,360
Grupo Bimbo SAB de CV, Series A	9,400	25,924
Grupo Mexico SAB de CV, Series B	14,700	44,271
Industrias Penoles SAB de CV	830	19,324
Wal-Mart de Mexico SAB de CV, Series V	28,300	71,600

		$345,211

Peru — 1.0%
Cia de Minas Buenaventura SA ADR	816	$10,608
Credicorp, Ltd.	197	29,402
Southern Copper Corp.	723	21,791

		$61,801

Poland — 2.6%
Bank Pekao SA	300	$19,444
KGHM Polska Miedz SA	1,284	46,491
Polska Grupa Energetyczna SA	6,062	42,123
Powszechna Kasa Oszczednosci Bank Polski SA	3,872	53,137

		$161,195

Russia — 3.0%
LUKOIL OAO ADR	1,114	$58,953
Mobile TeleSystems ADR	1,606	26,917
OAO Gazprom ADR	9,908	71,536
Sberbank of Russia ADR	3,359	28,316

		$185,722

South Africa — 4.5%
AngloGold Ashanti, Ltd.(2)	604	$10,919
Bidvest Group, Ltd.	607	16,667
Gold Fields, Ltd.	1,166	4,949
MTN Group, Ltd.	4,907	98,443
Sasol, Ltd.	1,230	68,934
Standard Bank Group, Ltd.	5,166	67,876
Tiger Brands, Ltd.	377	10,033

		$277,821

2

Security	Shares	Value
South Korea — 17.4%
Celltrion, Inc.(2)	338	$15,761
E-Mart Co., Ltd.	158	36,129
Hana Financial Group, Inc.	1,340	47,283
Hyundai Glovis Co., Ltd.	54	12,737
Hyundai Heavy Industries Co., Ltd.	139	26,134
Hyundai Mobis	152	43,424
Hyundai Motor Co.	483	107,693
KB Financial Group, Inc. ADR	903	31,000
Kia Motors Corp.	1,129	62,639
Korea Electric Power Corp. ADR(2)	3,283	62,837
KT&G Corp.	677	54,256
LG Chem, Ltd.	83	21,187
LG Corp.	859	47,899
LG Household & Health Care, Ltd.	117	53,574
NCsoft Corp.	155	30,842
POSCO	100	29,543
Samsung C&T Corp.	463	29,117
Samsung Electronics Co., Ltd.	165	215,154
Samsung Engineering Co., Ltd.(2)	135	10,134
Samsung Fire & Marine Insurance Co., Ltd.	206	48,931
Shinhan Financial Group Co., Ltd. ADR	1,374	59,906
Shinsegae Co., Ltd.	72	15,632
SK Telecom Co., Ltd. ADR	582	13,333

		$1,075,145

Taiwan — 10.5%
Cathay Financial Holding Co., Ltd.	21,110	$29,849
Cathay Financial Holding Co., Ltd. GDR(1)	386	5,445
Chunghwa Telecom Co., Ltd. ADR	2,333	73,233
CTBC Financial Holding Co., Ltd.	59,000	35,103
Far Eastern New Century Corp.	55,406	56,772
Formosa Plastics Corp.	16,000	41,286
Fubon Financial Holding Co., Ltd.	67,000	86,717
Hon Hai Precision Industry Co., Ltd. GDR(3)	7,958	45,679
MediaTek, Inc.	1,000	16,146
Quanta Computer, Inc.	10,000	27,438
Taiwan Mobile Co., Ltd.	16,000	51,646
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	8,757	176,016

		$645,330

Total Common Stocks (identified cost $4,916,004)		$5,052,012

Exchange-Traded Funds — 5.8%

Security	Shares	Value
iShares India 50 ETF	6,891	$176,341
iShares MSCI South Korea Capped ETF	2,889	180,707

Total Exchange-Traded Funds (identified cost $327,436)		$357,048

3

Rights — 0.0%(4)

Security	Shares	Value
AMBEV SA, Exp. 5/29/14(2)	17	$3

Total Rights (identified cost $0)		$3

Short-Term Investments — 4.9%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14% (5)	$302	$301,690

Total Short-Term Investments (identified cost $301,690)		$301,690

Total Investments — 92.6% (identified cost $5,545,130)		$5,710,753

Other Assets, Less Liabilities — 7.4%		$455,844

Net Assets — 100.0%		$6,166,597

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

ADR	-	American Depositary Receipt

GDR	-	Global Depositary Receipt

PFC Shares	-	Preference Shares

(1)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be sold in certain transactions (normally to qualified institutional buyers) and remain exempt from registration. At April 30, 2014, the aggregate value of these securities is $44,877 or 0.7% of the Fund’s net assets.

(2)	Non-income producing security.

(3)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At April 30, 2014, the aggregate value of these securities is $45,679 or 0.7% of the Fund’s net assets.

(4)	Amount is less than 0.05%.

(5)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2014 was $126.

4

Sector Classification of Portfolio

Sector	Percentage of Net Assets	Value
Financials	17.5%	$1,081,763
Telecommunication Services	11.8	725,893
Information Technology	10.1	623,870
Consumer Staples	10.0	618,275
Energy	9.7	599,088
Utilities	6.5	401,630
Consumer Discretionary	5.6	345,213
Materials	5.2	322,031
Industrials	4.4	268,956
Health Care	1.1	65,293

Common Stocks	81.9	5,052,012
Exchange-Traded Funds	5.8	357,048
Rights	0.0 (1)	3
Short-Term Investments	4.9	301,690

Total Investments	92.6%	$5,710,753

(1)	Amount is less than 0.05%.

A summary of open financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/18/14	Canadian Dollar 25,558	United States Dollar 22,966	State Street Trust Company Canada	$—	$(326)	$(326)
6/18/14	Czech Koruna 485,793	Canadian Dollar 27,498	State Street Trust Company Canada	506	—	506
6/18/14	Polish Zloty 218,071	United States Dollar 71,426	State Street Trust Company Canada	—	(399)	(399)
6/18/14	United States Dollar 13,500	Czech Koruna 266,000	State Street Trust Company Canada	—	(56)	(56)
6/18/14	United States Dollar 22,074	Hungarian Forint 5,000,000	State Street Trust Company Canada	488	—	488
6/18/14	United States Dollar 98,408	Mexican Peso 1,311,304	State Street Trust Company Canada	1,467	—	1,467
6/18/14	United States Dollar 90,319	New Turkish Lira 198,000	State Street Trust Company Canada	2,312	—	2,312
6/18/14	United States Dollar 34,662	New Turkish Lira 75,000	State Street Trust Company Canada	426	—	426
6/18/14	United States Dollar 39,898	South African Rand 428,000	State Street Trust Company Canada	501	—	501
6/18/14	United States Dollar 71,326	South African Rand 754,000	State Street Trust Company Canada	—	(157)	(157)
6/25/14	Chilean Peso 134,091,300	United States Dollar 232,354	State Street Trust Company Canada	—	(3,968)	(3,968)
6/25/14	Indonesian Rupiah 546,479,311	United States Dollar 46,680	State Street Trust Company Canada	—	(360)	(360)
6/25/14	New Taiwan Dollar 750,000	United States Dollar 24,566	State Street Trust Company Canada	—	(309)	(309)
6/25/14	Russian Ruble 4,395,000	United States Dollar 120,841	State Street Trust Company Canada	—	(626)	(626)
6/25/14	Russian Ruble 1,504,000	United States Dollar 40,128	State Street Trust Company Canada	—	(1,439)	(1,439)
6/25/14	Russian Ruble 5,045,000	United States Dollar 137,522	State Street Trust Company Canada	—	(1,910)	(1,910)
6/25/14	South Korean Won 32,754,000	United States Dollar 31,476	State Street Trust Company Canada	—	(180)	(180)
6/25/14	South Korean Won 34,655,000	United States Dollar 33,144	State Street Trust Company Canada	—	(350)	(350)
6/25/14	South Korean Won 636,278,362	United States Dollar 589,638	State Street Trust Company Canada	—	(25,315)	(25,315)

5

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/25/14	United States Dollar 141,205	Brazilian Real 342,464	State Street Trust Company Canada	$10,091	$—	$10,091
6/25/14	United States Dollar 79,362	Brazilian Real 179,000	State Street Trust Company Canada	—	(282)	(282)
6/25/14	United States Dollar 11,724	Chilean Peso 6,596,000	State Street Trust Company Canada	—	(99)	(99)
6/25/14	United States Dollar 69,643	Colombian Peso 135,247,000	State Street Trust Company Canada	—	(140)	(140)
6/25/14	United States Dollar 147,899	Indian Rupee 9,222,990	State Street Trust Company Canada	3,790	—	3,790
6/25/14	United States Dollar 34,622	Indian Rupee 2,141,000	State Street Trust Company Canada	591	—	591
6/25/14	United States Dollar 28,206	Indian Rupee 1,731,000	State Street Trust Company Canada	264	—	264
6/25/14	United States Dollar 198,654	Indonesian Rupiah 2,275,583,016	State Street Trust Company Canada	—	(2,779)	(2,779)
6/25/14	United States Dollar 11,325	Malaysian Ringgit 37,338	State Street Trust Company Canada	89	—	89
6/25/14	United States Dollar 10,788	New Taiwan Dollar 326,971	State Street Trust Company Canada	57	—	57
6/25/14	United States Dollar 99,612	New Taiwan Dollar 2,980,000	State Street Trust Company Canada	—	(776)	(776)
6/25/14	United States Dollar 56,994	Philippine Peso 2,567,000	State Street Trust Company Canada	680	—	680
6/25/14	United States Dollar 74,598	Russian Ruble 2,799,800	State Street Trust Company Canada	2,782	—	2,782
6/25/14	United States Dollar 49,073	Russian Ruble 1,774,000	State Street Trust Company Canada	—	(44)	(44)
6/25/14	United States Dollar 48,512	Yuan Renminbi 299,000	State Street Trust Company Canada	—	(167)	(167)
6/25/14	United States Dollar 114,874	Yuan Renminbi 709,000	State Street Trust Company Canada	—	(237)	(237)

				$24,044	$(39,919)	$(15,875)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/14	6 E-Mini MSCI Emerging Markets Index	Long	$279,019	$298,350	$19,331

					$19,331

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$19,331	$—

Total		$19,331	$—

Foreign Exchange	Forward foreign currency exchange contracts	$24,044	$(39,919)

Total		$24,044	$(39,919)

6

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$5,545,328

Gross unrealized appreciation	$422,374
Gross unrealized depreciation	(256,949)

Net unrealized appreciation	$165,425

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Asia/Pacific	$672,481	$2,509,440	$—	$3,181,921
Emerging Europe	185,721	189,816	—	375,537
Latin America	1,216,733	—	—	1,216,733
Middle East/Africa	—	277,821	—	277,821
Total Common Stocks	$2,074,935	$2,977,077 *	$—	$5,052,012
Exchange-Traded Funds	$357,048	$—	$—	$357,048
Rights	3	—	—	3
Short-Term Investments	—	301,690	—	301,690
Total Investments	$2,431,986	$3,278,767	$—	$5,710,753
Forward Foreign Currency Exchange Contracts	$—	$24,044	$—	$24,044
Futures Contracts	19,331	—	—	19,331
Total	$2,451,317	$3,302,811	$—	$5,754,128

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(39,919)	$—	$(39,919)
Total	$—	$(39,919)	$—	$(39,919)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, investments having a value of $213,826 were transferred from Level 1 to Level 2, during the fiscal year to date then ended. The change in the level designation within the fair value hierarchy was due to an increase or decrease in the coverage of foreign equity securities provided by the Fund’s fair valuation pricing service.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

7

Eaton Vance

Hexavest Global Equity Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 88.8%

Security	Shares	Value
Aerospace & Defense — 0.6%
Lockheed Martin Corp.	1,058	$173,660
Northrop Grumman Corp.	1,276	155,047
Rolls-Royce Holdings PLC(1)	2,659	47,230
Rolls-Royce Holdings PLC, PFC Shares(1)	356,306	601

		$376,538

Air Freight & Logistics — 1.0%
Deutsche Post AG	1,406	$53,052
FedEx Corp.	4,075	555,219

		$608,271

Auto Components — 0.8%
Aisin Seiki Co., Ltd.	1,700	$60,077
Bridgestone Corp.	1,900	68,030
Cooper Tire & Rubber Co.	10,250	257,787
Denso Corp.	1,300	59,219
Toyota Industries Corp.	1,500	69,147

		$514,260

Automobiles — 3.1%
Bayerische Motoren Werke AG	1,035	$130,105
Daimler AG	1,373	127,825
Ford Motor Co.	27,950	451,392
Fuji Heavy Industries, Ltd.	2,000	52,589
General Motors Co.(1)	11,270	388,590
Honda Motor Co., Ltd.	4,300	142,694
Mazda Motor Corp.	9,000	40,241
Nissan Motor Co., Ltd.	13,000	112,173
Suzuki Motor Corp.	1,700	43,860
Toyota Motor Corp.	5,400	291,752
Volkswagen AG, PFC Shares	545	147,327

		$1,928,548

Banks — 8.1%
Australia and New Zealand Banking Group, Ltd.	5,134	$165,098
Banco Bilbao Vizcaya Argentaria SA	6,491	79,954
Banco Santander SA	20,031	199,222
Bank of America Corp.	8,781	132,944
Bank of Yokohama, Ltd. (The)	9,000	45,235
Barclays PLC	64,092	273,676
BNP Paribas SA	605	45,462
Citigroup, Inc.	8,454	405,031
Commonwealth Bank of Australia	3,044	223,919
HSBC Holdings PLC	44,566	455,358
JPMorgan Chase & Co.	11,598	649,256
Mitsubishi UFJ Financial Group, Inc.	35,500	188,842
Mizuho Financial Group, Inc.	81,500	159,627
National Australia Bank, Ltd.	4,284	141,061
Nordea Bank AB	10,122	146,674
Oversea-Chinese Banking Corp., Ltd.	6,000	46,273

Security	Shares	Value
PNC Financial Services Group, Inc. (The)	1,917	$161,105
Resona Holdings, Inc.	16,200	82,831
Skandinaviska Enskilda Banken AB, Class A	2,790	38,538
Standard Chartered PLC	4,550	98,540
Sumitomo Mitsui Financial Group, Inc.	4,200	166,027
Sumitomo Mitsui Trust Holding, Inc.	24,000	98,897
Svenska Handelsbanken AB, Class A	865	43,510
Swedbank AB, Class A	1,868	49,991
U.S. Bancorp	8,477	345,692
United Overseas Bank, Ltd.	3,000	52,215
Wells Fargo & Co.	9,057	449,590
Westpac Banking Corp.	3,205	104,978

		$5,049,546

Beverages — 3.2%
Anheuser-Busch InBev NV	1,372	$149,542
Asahi Group Holdings, Ltd.	2,100	58,029
Coca-Cola Co. (The)	18,386	749,965
Diageo PLC	6,321	193,674
Heineken NV	1,305	90,642
Kirin Holdings Co., Ltd.	7,000	96,950
PepsiCo, Inc.	5,884	505,377
SABMiller PLC	2,733	148,814

		$1,992,993

Biotechnology — 0.1%
CSL, Ltd.	902	$57,503

		$57,503

Capital Markets — 1.5%
Credit Suisse Group AG(1)	4,313	$136,733
Deutsche Bank AG	3,989	175,697
Goldman Sachs Group, Inc. (The)	512	81,828
Julius Baer Group, Ltd.(1)	1,076	50,400
Northern Trust Corp.	3,439	207,200
Partners Group Holding AG	200	54,764
UBS AG(1)	11,158	233,357

		$939,979

Chemicals — 1.3%
Akzo Nobel NV	662	$51,015
BASF SE	3,129	362,982
LyondellBasell Industries NV, Class A	3,437	317,923
Shin-Etsu Chemical Co., Ltd.	1,000	58,662
Syngenta AG	113	44,747

		$835,329

Commercial Services & Supplies — 0.3%
ADT Corp. (The)	6,303	$190,603

		$190,603

Communications Equipment — 1.4%
Cisco Systems, Inc.	20,030	$462,893
QUALCOMM, Inc.	3,917	308,307
Telefonaktiebolaget LM Ericsson, Class B	6,801	82,010

		$853,210

Construction & Engineering — 1.0%
Balfour Beatty PLC	2,870	$13,630
Fluor Corp.	2,247	170,098
Jacobs Engineering Group, Inc.(1)	2,160	124,632

Security	Shares	Value
KBR, Inc.	6,315	$160,211
Quanta Services, Inc.(1)	3,763	132,759
Skanska AB, Class B	1,880	43,163

		$644,493

Consumer Finance — 0.3%
Capital One Financial Corp.	1,451	$107,229
Discover Financial Services	1,948	108,893

		$216,122

Diversified Financial Services — 0.6%
ING Groep NV(1)	9,501	$135,816
London Stock Exchange Group PLC	4,298	131,718
NASDAQ OMX Group, Inc. (The)	2,992	110,405
ORIX Corp.	2,360	34,196

		$412,135

Diversified Telecommunication Services — 5.3%
AT&T, Inc.	18,935	$675,980
BCE, Inc.	6,951	309,483
Belgacom SA	3,258	99,719
BT Group PLC	17,167	107,167
CenturyLink, Inc.	7,579	264,583
Deutsche Telekom AG	11,999	201,596
Nippon Telegraph & Telephone Corp.	1,400	77,690
Orange SA	3,107	50,337
Portugal Telecom SGPS SA	7,820	32,490
Singapore Telecommunications, Ltd.	29,000	88,596
Swisscom AG	187	113,767
Telefonica SA	15,488	259,921
Telenor ASA	4,729	111,117
TeliaSonera AB	17,486	127,282
Telstra Corp., Ltd.	21,802	106,004
Verizon Communications, Inc.	14,650	684,594

		$3,310,326

Electric Utilities — 3.2%
American Electric Power Co., Inc.	889	$47,837
Chubu Electric Power Co., Inc.	4,900	55,814
Duke Energy Corp.	3,569	265,855
Edison International	4,547	257,178
Enel SpA	6,220	35,230
Entergy Corp.	1,954	141,665
Exelon Corp.	8,712	305,181
FirstEnergy Corp.	4,276	144,315
Iberdrola SA	27,339	190,978
Kansai Electric Power Co., Inc. (The)(1)	4,400	36,895
NextEra Energy, Inc.	973	97,154
PPL Corp.	2,801	93,385
Southern Co. (The)	3,264	149,589
SSE PLC	3,611	93,115
Xcel Energy, Inc.	3,601	114,764

		$2,028,955

Electrical Equipment — 0.2%
ABB, Ltd.(1)	2,829	$68,111
Mitsubishi Electric Corp.	5,000	56,934
Osram Licht AG(1)	192	10,080

		$135,125

Security	Shares	Value
Electronic Equipment, Instruments & Components — 0.5%
Hitachi, Ltd.	16,310	$116,273
Hoya Corp.	2,400	70,986
Murata Manufacturing Co., Ltd.	800	66,691
TDK Corp.	900	38,377

		$292,327

Energy Equipment & Services — 1.1%
Diamond Offshore Drilling, Inc.	3,570	$194,958
Ensco PLC, Class A	3,242	163,559
Noble Corp. PLC	5,250	161,752
Transocean, Ltd.	4,125	177,664

		$697,933

Food & Staples Retailing — 3.4%
Costco Wholesale Corp.	880	$101,798
J Sainsbury PLC	5,751	32,624
Koninklijke Ahold NV	3,765	72,785
Kroger Co. (The)	2,745	126,380
Seven & i Holdings Co., Ltd.	2,600	102,586
Sysco Corp.	5,340	194,536
Tesco PLC	26,111	129,352
Wal-Mart Stores, Inc.	12,612	1,005,303
Wesfarmers, Ltd.	2,856	113,666
WM Morrison Supermarkets PLC	20,969	71,183
Woolworths, Ltd.	4,862	168,964

		$2,119,177

Food Products — 2.7%
Archer-Daniels-Midland Co.	7,468	$326,576
ConAgra Foods, Inc.	3,406	103,917
Nestle SA	8,772	677,938
Toyo Suisan Kaisha, Ltd.	2,000	64,062
Unilever NV	7,919	339,575
Unilever PLC	3,950	176,696

		$1,688,764

Gas Utilities — 0.2%
Osaka Gas Co., Ltd.	18,000	$67,847
Tokyo Gas Co., Ltd.	11,000	57,634

		$125,481

Health Care Equipment & Supplies — 0.4%
Coloplast A/S, Class B	943	$79,205
Essilor International SA	323	34,589
Smith and Nephew PLC	10,435	162,715

		$276,509

Health Care Providers & Services — 0.5%
Cardinal Health, Inc.	4,502	$312,934

		$312,934

Hotels, Restaurants & Leisure — 1.0%
Compass Group PLC	2,152	$34,279
InterContinental Hotels Group PLC	1,706	58,305
McDonald’s Corp.	3,848	390,110
SJM Holdings, Ltd.	23,937	66,746
Wynn Macau, Ltd.	14,838	58,627

		$608,067

Household Durables — 0.1%
Sony Corp.	3,000	$52,667

		$52,667

Security	Shares	Value
Household Products — 2.1%
Procter & Gamble Co. (The)	11,882	$980,859
Reckitt Benckiser Group PLC	2,546	205,529
Svenska Cellulosa AB SCA, Class B	3,382	95,078
Unicharm Corp.	1,000	54,228

		$1,335,694

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	3,324	$48,032
Calpine Corp.(1)	3,320	76,127

		$124,159

Industrial Conglomerates — 0.7%
Koninklijke Philips NV	3,355	$107,404
Siemens AG	2,229	294,050
Toshiba Corp.	15,000	58,753

		$460,207

Insurance — 2.5%
Aflac, Inc.	1,464	$91,822
AIA Group, Ltd.	20,502	99,713
Allianz SE	1,145	199,264
Assurant, Inc.	1,396	94,104
Mapfre SA	15,383	64,878
MetLife, Inc.	3,090	161,761
Muenchener Rueckversicherungs-Gesellschaft AG	497	114,886
Standard Life PLC	16,064	103,854
Tokio Marine Holdings, Inc.	3,000	88,398
Travelers Companies, Inc. (The)	3,291	298,099
Zurich Insurance Group AG(1)	780	223,672

		$1,540,451

Internet Software & Services — 0.1%
Yahoo! Japan Corp.	10,367	$45,288

		$45,288

IT Services — 0.7%
Accenture PLC, Class A	1,788	$143,433
International Business Machines Corp.	1,406	276,237

		$419,670

Machinery — 1.0%
Deere & Co.	3,026	$282,447
Fanuc, Ltd.	400	72,174
Komatsu, Ltd.	4,100	90,267
Mitsubishi Heavy Industries, Ltd.	10,000	52,649
Sandvik AB	2,784	39,566
Volvo AB	4,229	66,963

		$604,066

Marine — 0.1%
A.P. Moller-Maersk A/S, Class B	20	$47,745

		$47,745

Media — 0.5%
British Sky Broadcasting Group PLC	4,454	$66,288
Comcast Corp., Class A	2,794	144,618
Pearson PLC	3,825	71,726
Reed Elsevier PLC	2,531	37,326

		$319,958

Metals & Mining — 1.8%
Anglo American PLC	1,767	$47,237

Security	Shares	Value
Barrick Gold Corp.	5,083	$88,717
BHP Billiton PLC	5,261	170,795
BHP Billiton, Ltd.	6,360	223,978
Centerra Gold, Inc.	711	3,646
Eldorado Gold Corp.	1,948	11,872
Glencore Xstrata PLC	28,951	156,213
Goldcorp, Inc.	1,969	48,630
Newcrest Mining, Ltd.	2,017	19,672
Newmont Mining Corp.	1,229	30,516
Pan American Silver Corp.	2,833	36,703
Randgold Resources, Ltd.	188	15,112
Rio Tinto PLC	3,421	185,992
Rio Tinto, Ltd.	1,293	74,566
Yamana Gold, Inc.	887	6,644

		$1,120,293

Multi-Utilities — 2.1%
Ameren Corp.	3,811	$157,432
Centrica PLC	21,947	122,399
Consolidated Edison, Inc.	3,524	204,498
DTE Energy Co.	737	57,589
E.ON AG	6,559	125,637
GDF Suez	3,336	84,079
National Grid PLC	10,461	148,685
PG&E Corp.	5,610	255,704
Public Service Enterprise Group, Inc.	2,646	108,406
RWE AG	1,878	71,666

		$1,336,095

Multiline Retail — 0.3%
Family Dollar Stores, Inc.	1,976	$116,090
Kohl’s Corp.	1,717	94,074

		$210,164

Oil, Gas & Consumable Fuels — 9.6%
BG Group PLC	12,676	$256,427
BP PLC	38,374	323,996
Caltex Australia, Ltd.	2,913	60,469
Canadian Natural Resources, Ltd.	9,152	372,910
Cenovus Energy, Inc.	6,518	194,163
Chevron Corp.	7,583	951,818
ENI SpA	2,725	70,576
Exxon Mobil Corp.	14,528	1,487,812
INPEX Corp.	6,100	88,959
Marathon Petroleum Corp.	5,342	496,539
MEG Energy Corp.(1)	3,343	120,355
Occidental Petroleum Corp.	1,559	149,274
Repsol SA	2,688	72,373
Royal Dutch Shell PLC, Class A	3,182	125,798
Royal Dutch Shell PLC, Class A	2,009	79,471
Royal Dutch Shell PLC, Class B	5,637	239,353
Statoil ASA	8,061	245,743
Suncor Energy, Inc.	10,940	422,009
Total SA	2,334	166,984
Tullow Oil PLC	4,355	64,782

		$5,989,811

Paper & Forest Products — 0.2%
Domtar Corp.	1,497	$139,760

		$139,760

Personal Products — 0.1%
Kao Corp.	2,000	$75,295

		$75,295

Security	Shares	Value
Pharmaceuticals — 13.0%
AbbVie, Inc.	3,943	$205,351
Astellas Pharma, Inc.	8,500	94,771
AstraZeneca PLC	4,990	393,884
Bayer AG	3,150	437,981
Chugai Pharmaceutical Co., Ltd.	1,400	35,334
Daiichi Sankyo Co., Ltd.	5,000	83,872
Eisai Co., Ltd.	1,000	38,619
Eli Lilly & Co.	13,323	787,389
GlaxoSmithKline PLC	15,585	430,622
Johnson & Johnson	9,931	1,005,911
Merck & Co., Inc.	14,431	845,079
Merck KGaA	529	89,424
Novartis AG	7,907	687,375
Novo Nordisk A/S, Class B	7,657	347,521
Pfizer, Inc.	28,832	901,865
Roche Holding AG PC	2,414	708,137
Sanofi	3,546	382,684
Santen Pharmaceutical Co., Ltd.	1,100	49,027
Shionogi & Co., Ltd.	1,700	29,798
Shire PLC	5,033	287,847
Takeda Pharmaceutical Co., Ltd.	2,100	94,458
Teva Pharmaceutical Industries, Ltd.	4,634	227,159

		$8,164,108

Real Estate Investment Trusts (REITs) — 0.6%
Goodman Group	7,659	$35,576
Mirvac Group	70,810	115,551
Stockland	27,120	98,314
Westfield Group	13,314	135,859

		$385,300

Real Estate Management & Development — 0.1%
Mitsubishi Estate Co., Ltd.	2,000	$45,381

		$45,381

Road & Rail — 0.4%
Aurizon Holdings, Ltd.	20,489	$98,925
Central Japan Railway Co.	400	49,130
East Japan Railway Co.	1,100	80,262

		$228,317

Semiconductors & Semiconductor Equipment — 1.0%
Broadcom Corp., Class A	3,674	$113,196
Intel Corp.	18,991	506,870

		$620,066

Software — 3.5%
Microsoft Corp.	27,676	$1,118,110
Oracle Corp.	17,446	713,193
SAP AG	2,252	182,023
Symantec Corp.	9,076	184,061

		$2,197,387

Specialty Retail — 0.4%
Dick’s Sporting Goods, Inc.	1,704	$89,733
Hennes & Mauritz AB, Class B	2,966	121,407
Industria de Diseno Textil SA	317	47,628

		$258,768

Technology Hardware, Storage & Peripherals — 2.1%
Apple, Inc.	1,722	$1,016,135
Canon, Inc.	2,600	81,471
Hewlett-Packard Co.	6,580	217,535

		$1,315,141

Security	Shares	Value
Textiles, Apparel & Luxury Goods — 0.9%
Adidas AG	535	$57,192
Burberry Group PLC	2,284	57,361
Coach, Inc.	1,774	79,209
Compagnie Financiere Richemont SA, Class A	1,620	164,819
Luxottica Group SpA	833	47,778
LVMH Moet Hennessy Louis Vuitton SA	671	132,183
Swatch Group, Ltd. (The), Bearer Shares	92	59,160

		$597,702

Tobacco — 1.4%
British American Tobacco PLC	5,910	$341,272
Imperial Tobacco Group PLC	6,309	272,639
Japan Tobacco, Inc.	7,200	236,654
Swedish Match AB	974	33,415

		$883,980

Trading Companies & Distributors — 0.5%
ITOCHU Corp.	4,900	$54,928
Marubeni Corp.	7,000	46,777
Mitsubishi Corp.	4,500	80,583
Mitsui & Co., Ltd.	3,600	51,057
Sumitomo Corp.	4,900	63,604

		$296,949

Wireless Telecommunication Services — 1.0%
KDDI Corp.	1,600	$85,331
NTT DoCoMo, Inc.	5,800	92,513
SoftBank Corp.	900	67,030
T-Mobile US, Inc.(1)	2,923	85,615
Vodafone Group PLC	73,980	280,873

		$611,362

Total Common Stocks (identified cost $48,236,673)		$55,640,912

Exchange-Traded Funds — 0.3%

Security	Shares	Value
Equity Funds — 0.3%
Financial Select Sector SPDR Fund (The)	8,885	$195,115

Total Exchange-Traded Funds (identified cost $161,730)		$195,115

Rights — 0.0%(2)

Security	Shares	Value
Banks — 0.0%(2)
Banco Santander SA, Exp 5/5/14(1)	20,031	$4,168

Total Rights (identified cost $4,124)		$4,168

Short-Term Investments — 6.2%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$3,860	$3,860,222

Total Short-Term Investments (identified cost $3,860,222)		$3,860,222

Total Investments — 95.3% (identified cost $52,262,749)		$59,700,417

Other Assets, Less Liabilities — 4.7%		$2,959,463

Net Assets — 100.0%		$62,659,880

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2014 was $3,663.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United States	45.6%	$28,578,531
United Kingdom	11.2	7,039,469
Japan	7.8	4,880,145
Switzerland	5.4	3,400,644
Germany	4.4	2,780,787
Australia	3.1	1,944,103
Canada	2.6	1,615,132
Spain	1.5	914,954
France	1.4	896,318
Sweden	1.4	887,597
Netherlands	1.3	797,237
Other (less than 1.0% each)	3.1	1,905,995

Common Stocks	88.8%	$55,640,912
Exchange-Traded Funds	0.3	195,115
Rights	0.0 (1)	4,168
Short-Term Investments	6.2	3,860,222

Total Investments	95.3%	$59,700,417

(1)	Amount is less than 0.05%.

A summary of open financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/18/14	Australian Dollar 531,000	Hong Kong Dollar 3,809,936	State Street Trust Company Canada	$—	$(247)	$(247)
6/18/14	Australian Dollar 1,723,619	United States Dollar 1,546,939	State Street Trust Company Canada	—	(49,159)	(49,159)
6/18/14	British Pound Sterling 262,000	United States Dollar 439,751	State Street Trust Company Canada	—	(2,447)	(2,447)
6/18/14	British Pound Sterling 120,000	United States Dollar 199,315	State Street Trust Company Canada	—	(3,219)	(3,219)
6/18/14	British Pound Sterling 767,485	United States Dollar 1,275,901	State Street Trust Company Canada	—	(19,445)	(19,445)
6/18/14	Canadian Dollar 2,685,000	United States Dollar 2,441,575	State Street Trust Company Canada	—	(5,371)	(5,371)
6/18/14	Canadian Dollar 2,190,844	United States Dollar 1,968,643	State Street Trust Company Canada	—	(27,959)	(27,959)
6/18/14	Danish Krone 693,000	United States Dollar 128,903	State Street Trust Company Canada	65	—	65
6/18/14	Euro 2,819,606	United States Dollar 3,911,344	State Street Trust Company Canada	—	(16)	(16)
6/18/14	Hong Kong Dollar 3,044,220	Australian Dollar 426,000	State Street Trust Company Canada	1,789	—	1,789
6/18/14	Hong Kong Dollar 3,275,381	British Pound Sterling 254,000	State Street Trust Company Canada	6,184	—	6,184
6/18/14	Hong Kong Dollar 4,507,000	United States Dollar 581,279	State Street Trust Company Canada	—	(107)	(107)
6/18/14	Japanese Yen 8,351,701	United States Dollar 80,982	State Street Trust Company Canada	—	(732)	(732)
6/18/14	Swiss Franc 841,482	United States Dollar 958,877	State Street Trust Company Canada	2,420	—	2,420
6/18/14	United States Dollar 1,785,821	Australian Dollar 1,919,000	State Street Trust Company Canada	—	(8,797)	(8,797)
6/18/14	United States Dollar 1,204,906	Canadian Dollar 1,340,000	State Street Trust Company Canada	16,289	—	16,289
6/18/14	United States Dollar 1,272,548	Canadian Dollar 1,406,000	State Street Trust Company Canada	8,795	—	8,795

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/18/14	United States Dollar 2,358,060	Canadian Dollar 2,581,000	State Street Trust Company Canada	$—	$(5,893)	$(5,893)
6/18/14	United States Dollar 2,522,789	Hong Kong Dollar 19,575,456	State Street Trust Company Canada	2,373	—	2,373
6/18/14	United States Dollar 169,737	Japanese Yen 17,567,112	State Street Trust Company Canada	2,142	—	2,142
6/18/14	United States Dollar 206,156	Singapore Dollar 261,495	State Street Trust Company Canada	2,422	—	2,422
6/18/14	United States Dollar 159,107	Swedish Krona 1,018,723	State Street Trust Company Canada	—	(2,554)	(2,554)

				$42,479	$(125,946)	$(83,467)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation
6/14	13 E-Mini S&P 500 Index	Long	$1,196,780	$1,220,635	$23,855
6/14	1 Euro Stoxx 50	Long	42,470	43,632	1,162

					$25,017

Euro Stoxx 50: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$25,017	$—

Total		$25,017	$—

Foreign Exchange	Forward foreign currency exchange contracts	$42,479	$(125,946)

Total		$42,479	$(125,946)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$52,717,273

Gross unrealized appreciation	$7,590,180
Gross unrealized depreciation	(607,036)

Net unrealized appreciation	$6,983,144

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks
Consumer Discretionary	$2,011,603	$2,478,530	$—	$4,490,133
Consumer Staples	4,094,711	4,001,193	—	8,095,904
Energy	4,892,813	1,794,931	—	6,687,744
Financials	3,404,959	5,183,955	—	8,588,914
Health Care	4,058,529	4,752,525	—	8,811,054
Industrials	1,944,676	1,647,638	—	3,592,314
Information Technology	5,059,970	683,119	—	5,743,089
Materials	684,411	1,410,971	—	2,095,382
Telecommunication Services	2,020,255	1,901,433	—	3,921,688
Utilities	2,524,711	1,089,979	—	3,614,690
Total Common Stocks	$30,696,638	$24,944,274 *	$—	$55,640,912
Exchange-Traded Funds	$195,115	$—	$—	$195,115
Rights	4,168	—	—	4,168
Short-Term Investments	—	3,860,222	—	3,860,222
Total Investments	$30,895,921	$28,804,496	$—	$59,700,417
Forward Foreign Currency Exchange Contracts	$—	$42,479	$—	$42,479
Futures Contracts	25,017	—	—	25,017
Total	$30,920,938	$28,846,975	$—	$59,767,913

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(125,946)	$—	$(125,946)
Total	$—	$(125,946)	$—	$(125,946)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Eaton Vance

Hexavest International Equity Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 84.6%

Security	Shares	Value
Aerospace & Defense — 0.2%
Rolls-Royce Holdings PLC(1)	738	$13,109
Rolls-Royce Holdings PLC, PFC Shares(1)	98,892	167

		$13,276

Air Freight & Logistics — 0.2%
Deutsche Post AG	449	$16,942

		$16,942

Auto Components — 0.7%
Aisin Seiki Co., Ltd.	400	$14,136
Bridgestone Corp.	400	14,322
Denso Corp.	300	13,666
Toyota Industries Corp.	300	13,829

		$55,953

Automobiles — 3.3%
Bayerische Motoren Werke AG	349	$43,871
Daimler AG	203	18,899
Honda Motor Co., Ltd.	1,000	33,185
Mazda Motor Corp.	2,000	8,942
Nissan Motor Co., Ltd.	2,600	22,434
Suzuki Motor Corp.	300	7,740
Toyota Motor Corp.	1,700	91,848
Volkswagen AG, PFC Shares	180	48,659

		$275,578

Banks — 10.0%
Australia and New Zealand Banking Group, Ltd.	1,410	$45,343
Banco Bilbao Vizcaya Argentaria SA	2,037	25,091
Banco Santander SA	5,883	58,510
Bank of Yokohama, Ltd. (The)	2,000	10,052
Barclays PLC	18,643	79,607
BNP Paribas SA	353	26,526
Commonwealth Bank of Australia	849	62,453
HSBC Holdings PLC	12,744	130,213
Mitsubishi UFJ Financial Group, Inc.	10,300	54,791
Mizuho Financial Group, Inc.	23,900	46,811
National Australia Bank, Ltd.	1,190	39,184
Nordea Bank AB	3,108	45,037
Oversea-Chinese Banking Corp., Ltd.	1,000	7,712
Resona Holdings, Inc.	4,400	22,497
Skandinaviska Enskilda Banken AB, Class A	1,111	15,346
Standard Chartered PLC	1,327	28,739
Sumitomo Mitsui Financial Group, Inc.	1,200	47,436
Sumitomo Mitsui Trust Holding, Inc.	6,000	24,724
Svenska Handelsbanken AB, Class A	374	18,812
Swedbank AB, Class A	528	14,130
United Overseas Bank, Ltd.	1,000	17,405
Westpac Banking Corp.	939	30,757

		$851,176

Beverages — 2.7%
Anheuser-Busch InBev NV	541	$58,967
Asahi Group Holdings, Ltd.	500	13,817

1

Security	Shares	Value
Diageo PLC	1,859	$56,959
Heineken NV	440	30,561
Kirin Holdings Co., Ltd.	2,000	27,700
SABMiller PLC	829	45,140

		$233,144

Biotechnology — 0.2%
CSL, Ltd.	235	$14,981

		$14,981

Capital Markets — 2.4%
Credit Suisse Group AG(1)	1,360	$43,116
Deutsche Bank AG	1,266	55,761
Julius Baer Group, Ltd.(1)	384	17,987
Partners Group Holding AG	71	19,441
UBS AG(1)	3,202	66,966

		$203,271

Chemicals — 1.6%
Akzo Nobel NV	170	$13,100
BASF SE	812	94,197
Shin-Etsu Chemical Co., Ltd.	200	11,732
Syngenta AG	32	12,672

		$131,701

Communications Equipment — 0.3%
Telefonaktiebolaget LM Ericsson, Class B	2,186	$26,360

		$26,360

Construction & Engineering — 0.2%
Balfour Beatty PLC	1,378	$6,544
Skanska AB, Class B	560	12,857

		$19,401

Diversified Financial Services — 1.2%
ING Groep NV(1)	3,267	$46,701
London Stock Exchange Group PLC	1,508	46,215
ORIX Corp.	560	8,115

		$101,031

Diversified Telecommunication Services — 5.1%
Belgacom SA	1,041	$31,863
BT Group PLC	5,918	36,944
Deutsche Telekom AG	3,839	64,499
Nippon Telegraph & Telephone Corp.	400	22,197
Orange SA	1,274	20,640
Portugal Telecom SGPS SA	2,196	9,124
Singapore Telecommunications, Ltd.	8,000	24,440
Swisscom AG	64	38,936
Telefonica SA	4,609	77,349
Telenor ASA	1,342	31,533
TeliaSonera AB	5,830	42,437
Telstra Corp., Ltd.	6,341	30,831

		$430,793

Electric Utilities — 1.5%
Chubu Electric Power Co., Inc.(1)	1,000	$11,391
Enel SpA	3,288	18,623
Iberdrola SA	7,913	55,276
Kansai Electric Power Co., Inc. (The)(1)	1,100	9,224
SSE PLC	1,324	34,141

		$128,655

2

Security	Shares	Value
Electrical Equipment — 0.4%
ABB, Ltd.(1)	761	$18,322
Mitsubishi Electric Corp.	1,000	11,387
Osram Licht AG(1)	60	3,150

		$32,859

Electronic Equipment, Instruments & Components — 0.7%
Hitachi, Ltd.	3,622	$25,821
Hoya Corp.	600	17,747
Murata Manufacturing Co., Ltd.	100	8,336
TDK Corp.	200	8,528

		$60,432

Food & Staples Retailing — 2.3%
J Sainsbury PLC	1,460	$8,282
Koninklijke Ahold NV	956	18,481
Seven & i Holdings Co., Ltd.	600	23,674
Tesco PLC	8,179	40,518
Wesfarmers, Ltd.	801	31,879
WM Morrison Supermarkets PLC	8,003	27,168
Woolworths, Ltd.	1,306	45,386

		$195,388

Food Products — 4.2%
Nestle SA	2,624	$202,794
Unilever NV	2,422	103,858
Unilever PLC	1,035	46,299

		$352,951

Gas Utilities — 0.5%
Osaka Gas Co., Ltd.	5,000	$18,846
Tokyo Gas Co., Ltd.	4,000	20,958

		$39,804

Health Care Equipment & Supplies — 1.0%
Coloplast A/S, Class B	265	$22,258
Essilor International SA	107	11,459
Smith and Nephew PLC	3,197	49,851

		$83,568

Hotels, Restaurants & Leisure — 0.6%
Compass Group PLC	619	$9,860
InterContinental Hotels Group PLC	404	13,807
SJM Holdings, Ltd.	4,373	12,194
Wynn Macau, Ltd.	3,392	13,402

		$49,263

Household Durables — 0.1%
Sony Corp.	700	$12,289

		$12,289

Household Products — 1.3%
Reckitt Benckiser Group PLC	811	$65,469
Svenska Cellulosa AB SCA, Class B	1,131	31,796
Unicharm Corp.	200	10,845

		$108,110

Industrial Conglomerates — 1.3%
Koninklijke Philips NV	907	$29,036
Siemens AG	535	70,577
Toshiba Corp.	3,000	11,751

		$111,364

3

Security	Shares	Value
Insurance — 2.8%
AIA Group, Ltd.	5,125	$24,926
Allianz SE	284	49,425
Mapfre SA	3,460	14,593
Muenchener Rueckversicherungs-Gesellschaft AG	147	33,980
Standard Life PLC	4,080	26,377
Tokio Marine Holdings, Inc.	700	20,626
Zurich Insurance Group AG(1)	222	63,660

		$233,587

Internet Software & Services — 0.1%
Yahoo! Japan Corp.	2,830	$12,363

		$12,363

Machinery — 0.9%
Fanuc, Ltd.	100	$18,043
Komatsu, Ltd.	1,000	22,016
Mitsubishi Heavy Industries, Ltd.	2,000	10,530
Sandvik AB	810	11,512
Volvo AB	990	15,676

		$77,777

Media — 0.6%
British Sky Broadcasting Group PLC	1,268	$18,871
Pearson PLC	1,389	26,047
Reed Elsevier PLC	605	8,922

		$53,840

Metals & Mining — 2.9%
Anglo American PLC	449	$12,003
BHP Billiton PLC	1,615	52,430
BHP Billiton, Ltd.	1,604	56,487
Centerra Gold, Inc.	82	421
Glencore Xstrata PLC(1)	7,564	40,814
Newcrest Mining, Ltd.(1)	356	3,472
Pan American Silver Corp.	594	7,696
Randgold Resources, Ltd.	35	2,813
Rio Tinto PLC	946	51,432
Rio Tinto, Ltd.	353	20,357

		$247,925

Multi-Utilities — 1.9%
Centrica PLC	6,957	$38,799
E.ON AG	2,273	43,539
GDF Suez	471	11,871
National Grid PLC	3,169	45,042
RWE AG	629	24,003

		$163,254

Oil, Gas & Consumable Fuels — 6.5%
BG Group PLC	3,631	$73,453
BP PLC	11,255	95,027
Caltex Australia, Ltd.	811	16,835
ENI SpA	853	22,092
INPEX Corp.	1,200	17,500
Repsol SA	841	22,643
Royal Dutch Shell PLC, Class A	748	29,572
Royal Dutch Shell PLC, Class A	592	23,418
Royal Dutch Shell PLC, Class B	1,935	82,162
Statoil ASA	2,560	78,043
Total SA	993	71,043
Tullow Oil PLC	1,018	15,143

		$546,931

4

Security	Shares	Value
Personal Products — 0.2%
Kao Corp.	500	$18,824

		$18,824

Pharmaceuticals — 15.8%
Astellas Pharma, Inc.	2,500	$27,874
AstraZeneca PLC	1,506	118,876
Bayer AG	874	121,522
Chugai Pharmaceutical Co., Ltd.	300	7,572
Daiichi Sankyo Co., Ltd.	1,400	23,484
Eisai Co., Ltd.	200	7,724
GlaxoSmithKline PLC	4,696	129,753
Merck KGaA	152	25,695
Novartis AG	2,425	210,811
Novo Nordisk A/S, Class B	2,408	109,289
Roche Holding AG PC	746	218,836
Sanofi	1,269	136,950
Santen Pharmaceutical Co., Ltd.	200	8,914
Shionogi & Co., Ltd.	400	7,011
Shire PLC	1,530	87,504
Takeda Pharmaceutical Co., Ltd.	700	31,486
Teva Pharmaceutical Industries, Ltd.	1,367	67,010

		$1,340,311

Real Estate Investment Trusts (REITs) — 1.2%
Goodman Group	2,096	$9,736
Mirvac Group	19,783	32,283
Stockland	6,772	24,549
Westfield Group	3,210	32,756

		$99,324

Real Estate Management & Development — 0.3%
Mitsubishi Estate Co., Ltd.	1,000	$22,690

		$22,690

Road & Rail — 0.7%
Aurizon Holdings, Ltd.	5,779	$27,902
Central Japan Railway Co.	100	12,283
East Japan Railway Co.	300	21,889

		$62,074

Software — 0.8%
SAP AG	833	$67,329

		$67,329

Specialty Retail — 0.5%
Hennes & Mauritz AB, Class B	744	$30,454
Industria de Diseno Textil SA	94	14,123

		$44,577

Technology Hardware, Storage & Peripherals — 0.2%
Canon, Inc.	500	$15,668

		$15,668

Textiles, Apparel & Luxury Goods — 1.7%
Adidas AG	126	$13,470
Burberry Group PLC	541	13,587
Compagnie Financiere Richemont SA, Class A	498	50,666
Luxottica Group SpA	197	11,299
LVMH Moet Hennessy Louis Vuitton SA	175	34,474
Swatch Group, Ltd. (The), Bearer Shares	30	19,291

		$142,787

5

Security	Shares	Value
Tobacco — 3.0%
British American Tobacco PLC	1,723	$99,495
Imperial Tobacco Group PLC	1,870	80,811
Japan Tobacco, Inc.	1,900	62,450
Swedish Match AB	320	10,978

		$253,734

Trading Companies & Distributors — 0.9%
ITOCHU Corp.	1,100	$12,331
Marubeni Corp.	1,000	6,682
Mitsubishi Corp.	1,500	26,861
Mitsui & Co., Ltd.	1,100	15,600
Sumitomo Corp.	1,300	16,875

		$78,349

Wireless Telecommunication Services — 1.6%
KDDI Corp.	400	$21,333
NTT DoCoMo, Inc.	1,500	23,926
SoftBank Corp.	100	7,448
Vodafone Group PLC	22,005	83,544

		$136,251

Total Common Stocks (identified cost $6,317,302)		$7,165,885

Exchange-Traded Funds — 4.5%

Security	Shares	Value
Equity Funds — 4.5%
iShares MSCI Australia ETF	1,709	$45,203
iShares MSCI Germany ETF	963	30,508
iShares MSCI Japan ETF	12,747	141,237
iShares MSCI Switzerland Capped ETF	1,044	36,571
iShares MSCI United Kingdom ETF	6,063	130,476

Total Exchange-Traded Funds (identified cost $368,394)		$383,995

Rights — 0.0%(2)

Security	Shares	Value
Banks — 0.0%(2)
Banco Santander SA, Exp 5/5/14(1)	5,883	$1,224

Total Rights (identified cost $1,211)		$1,224

Short-Term Investments — 4.7%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(3)	$399	$398,657

Total Short-Term Investments (identified cost $398,657)		$398,657

Total Investments — 93.8% (identified cost $7,085,564)		$7,949,761

6

Value
Other Assets, Less Liabilities — 6.2%	$524,078

Net Assets — 100.0%	$8,473,839

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

PC	-	Participation Certificate

PFC Shares	-	Preference Shares

(1)	Non-income producing security.

(2)	Amount is less than 0.05%.

(3)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2014 was $411.

Country Concentration of Portfolio

Country	Percentage of Net Assets	Value
United Kingdom	23.5%	$1,994,927
Japan	14.2	1,200,774
Switzerland	11.6	983,498
Germany	9.4	795,518
Australia	6.2	525,191
France	3.7	312,963
Sweden	3.2	275,395
Spain	3.2	267,585
Netherlands	2.9	241,737
Denmark	1.5	131,547
Norway	1.3	109,576
Belgium	1.1	90,830
Other (less than 1.0% each)	2.8	236,344

Common Stocks	84.6%	$7,165,885
Exchange-Traded Funds	4.5	383,995
Rights	0.0 (1)	1,224
Short-Term Investments	4.7	398,657

Total Investments	93.8%	$7,949,761

(1)	Amount is less than 0.05%.

A summary of open financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/18/14	Australian Dollar 192,200	Hong Kong Dollar 1,379,039	State Street Trust Company Canada	$—	$(89)	$(89)
6/18/14	Australian Dollar 267,442	United States Dollar 239,681	State Street Trust Company Canada	—	(7,975)	(7,975)
6/18/14	British Pound Sterling 25,500	United States Dollar 42,492	State Street Trust Company Canada	—	(546)	(546)
6/18/14	British Pound Sterling 32,000	United States Dollar 53,151	State Street Trust Company Canada	—	(858)	(858)
6/18/14	British Pound Sterling 197,981	United States Dollar 328,974	State Street Trust Company Canada	—	(5,175)	(5,175)
6/18/14	Canadian Dollar 14,559	United States Dollar 13,078	State Street Trust Company Canada	—	(191)	(191)

7

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
6/18/14	Euro 142,658	United States Dollar 197,802	State Street Trust Company Canada	$—	$(94)	$(94)
6/18/14	Hong Kong Dollar 686,021	Australian Dollar 96,000	State Street Trust Company Canada	403	—	403
6/18/14	Israeli Shekel 45,310	United States Dollar 13,029	State Street Trust Company Canada	—	(58)	(58)
6/18/14	Japanese Yen 4,000,000	United States Dollar 39,178	State Street Trust Company Canada	42	—	42
6/18/14	Japanese Yen 3,428,000	United States Dollar 33,251	State Street Trust Company Canada	—	(289)	(289)
6/18/14	Japanese Yen 3,100,000	United States Dollar 29,984	State Street Trust Company Canada	—	(347)	(347)
6/18/14	Swiss Franc 192,872	United States Dollar 219,605	State Street Trust Company Canada	379	—	379
6/18/14	United States Dollar 84,316	Australian Dollar 91,800	State Street Trust Company Canada	692	—	692
6/18/14	United States Dollar 342,089	Australian Dollar 367,600	State Street Trust Company Canada	—	(1,685)	(1,685)
6/18/14	United States Dollar 542,421	Hong Kong Dollar 4,208,892	State Street Trust Company Canada	510	—	510
6/18/14	United States Dollar 287,869	Japanese Yen 29,709,921	State Street Trust Company Canada	2,817	—	2,817
6/18/14	United States Dollar 34,964	Japanese Yen 3,618,628	State Street Trust Company Canada	441	—	441
6/18/14	United States Dollar 73,951	Singapore Dollar 93,831	State Street Trust Company Canada	892	—	892
6/18/14	United States Dollar 10,609	Swedish Krona 67,977	State Street Trust Company Canada	—	(161)	(161)

				$6,176	$(17,468)	$(11,292)

Futures Contracts

Expiration Month/Year	Contracts	Position	Aggregate Cost	Value	Net Unrealized Appreciation (Depreciation)
6/14	2 Euro Stoxx 50	Long	$83,886	$87,264	$3,378
6/14	2 Nikkei 225 Index	Long	148,250	139,776	(8,474)

					$(5,096)

Euro Stoxx 50: Market capitalization-weighted stock index of 50 large, blue-chip European companies operating within eurozone nations.

Nikkei 225 Index: Price-weighted average of 225 top-rated Japanese companies listed in the First Section of the Tokyo Stock Exchange.

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Equity Price Risk: The Fund enters into equity index futures contracts to enhance return.

Foreign Exchange Risk: The Fund enters into forward foreign currency exchange contracts to enhance return.

8

The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at April 30, 2014 was as follows:

		Fair Value
Risk	Derivative	Asset Derivative	Liability Derivative
Equity Price	Futures contracts	$3,378	$(8,474)

Total		$3,378	$(8,474)

Foreign Exchange	Forward foreign currency exchange contracts	$6,176	$(17,468)

Total		$6,176	$(17,468)

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$7,128,748

Gross unrealized appreciation	$946,916
Gross unrealized depreciation	(125,903)

Net unrealized appreciation	$821,013

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2		Level 3	Total
Common Stocks
Consumer Discretionary	$—	$634,287		$—	$634,287
Consumer Staples	—	1,162,151		—	1,162,151
Energy	—	546,931		—	546,931
Financials	—	1,511,079		—	1,511,079
Health Care	—	1,438,860		—	1,438,860
Industrials	—	412,042		—	412,042
Information Technology	—	182,152		—	182,152
Materials	8,117	371,509		—	379,626
Telecommunication Services	—	567,044		—	567,044
Utilities	—	331,713		—	331,713
Total Common Stocks	$8,117	$7,157,768	*	$—	$7,165,885
Exchange-Traded Funds	$383,995	$—		$—	$383,995
Rights	1,224	—		—	1,224
Short-Term Investments	—	398,657		—	398,657
Total Investments	$393,336	$7,556,425		$—	$7,949,761
Forward Foreign Currency Exchange Contracts	$—	$6,176		$—	$6,176
Futures Contracts	3,378	—		—	3,378
Total	$396,714	$7,562,601		$—	$7,959,315

9

Liability Description	Level 1	Level 2	Level 3	Total
Forward Foreign Currency Exchange Contracts	$—	$(17,468)	$—	$(17,468)
Futures Contracts	(8,474)	—	—	(8,474)
Total	$(8,474)	$(17,468)	$—	$(25,942)

*	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, the value of investments transferred between Level 1 and Level 2 during the fiscal year to date then ended was not significant.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

10

Eaton Vance

Hexavest U.S. Equity Fund

April 30, 2014

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 94.9%

Security	Shares	Value
Aerospace & Defense — 1.0%
Lockheed Martin Corp.	75	$12,311
Northrop Grumman Corp.	69	8,384

		$20,695

Air Freight & Logistics — 2.0%
FedEx Corp.	293	$39,921

		$39,921

Auto Components — 0.8%
Cooper Tire & Rubber Co.	622	$15,643

		$15,643

Automobiles — 3.0%
Ford Motor Co.	2,159	$34,868
General Motors Co.	737	25,412

		$60,280

Banks — 7.6%
Bank of America Corp.	450	$6,813
Citigroup, Inc.	593	28,411
JPMorgan Chase & Co.	879	49,206
PNC Financial Services Group, Inc. (The)	120	10,085
U.S. Bancorp	574	23,408
Wells Fargo & Co.	719	35,691

		$153,614

Beverages — 3.1%
Coca-Cola Co. (The)	715	$29,165
PepsiCo, Inc.	379	32,552

		$61,717

Capital Markets — 0.8%
Goldman Sachs Group, Inc. (The)	27	$4,315
Northern Trust Corp.	186	11,207

		$15,522

Chemicals — 1.1%
LyondellBasell Industries NV, Class A	230	$21,275

		$21,275

Commercial Services & Supplies — 0.6%
ADT Corp. (The)	406	$12,277

		$12,277

Communications Equipment — 2.5%
Cisco Systems, Inc.	1,213	$28,032
QUALCOMM, Inc.	276	21,724

		$49,756

Construction & Engineering — 1.8%
Fluor Corp.	145	$10,977
Jacobs Engineering Group, Inc.(1)	128	7,386
KBR, Inc.	374	9,488
Quanta Services, Inc.(1)	223	7,867

		$35,718

1

Security	Shares	Value
Consumer Finance — 0.6%
Capital One Financial Corp.	76	$5,616
Discover Financial Services	123	6,876

		$12,492

Diversified Financial Services — 0.3%
NASDAQ OMX Group, Inc. (The)	151	$5,572

		$5,572

Diversified Telecommunication Services — 6.2%
AT&T, Inc.	1,408	$50,266
BCE, Inc.	434	19,323
CenturyLink, Inc.	536	18,712
Verizon Communications, Inc.	761	35,561

		$123,862

Electric Utilities — 5.3%
American Electric Power Co., Inc.	67	$3,605
Duke Energy Corp.	207	15,419
Edison International	241	13,631
Entergy Corp.	125	9,062
Exelon Corp.	764	26,763
FirstEnergy Corp.	297	10,024
NextEra Energy, Inc.	41	4,094
PPL Corp.	181	6,035
Southern Co. (The)	227	10,403
Xcel Energy, Inc.	232	7,394

		$106,430

Energy Equipment & Services — 2.1%
Diamond Offshore Drilling, Inc.	211	$11,523
Ensco PLC, Class A	192	9,686
Noble Corp. PLC	311	9,582
Transocean, Ltd.	244	10,509

		$41,300

Food & Staples Retailing — 5.1%
Costco Wholesale Corp.	62	$7,172
Kroger Co. (The)	193	8,886
Sysco Corp.	358	13,042
Wal-Mart Stores, Inc.	927	73,891

		$102,991

Food Products — 1.4%
Archer-Daniels-Midland Co.	508	$22,215
ConAgra Foods, Inc.	200	6,102

		$28,317

Health Care Providers & Services — 1.0%
Cardinal Health, Inc.	282	$19,602

		$19,602

Hotels, Restaurants & Leisure — 1.2%
McDonald’s Corp.	241	$24,433

		$24,433

Household Products — 3.5%
Procter & Gamble Co. (The)	864	$71,323

		$71,323

Independent Power and Renewable Electricity Producers — 0.2%
AES Corp. (The)	141	$2,037
Calpine Corp.(1)	104	2,385

		$4,422

2

Security	Shares	Value
Insurance — 0.9%
Aflac, Inc.	74	$4,641
Assurant, Inc.	62	4,179
MetLife, Inc.	167	8,743

		$17,563

IT Services — 1.3%
Accenture PLC, Class A	124	$9,947
International Business Machines Corp.	88	17,290

		$27,237

Machinery — 0.8%
Deere & Co.	172	$16,054

		$16,054

Media — 0.5%
Comcast Corp., Class A	179	$9,265

		$9,265

Metals & Mining — 0.1%
Newmont Mining Corp.	87	$2,160

		$2,160

Multi-Utilities — 2.5%
Ameren Corp.	258	$10,658
Consolidated Edison, Inc.	218	12,651
DTE Energy Co.	29	2,266
PG&E Corp.	325	14,813
Public Service Enterprise Group, Inc.	230	9,423

		$49,811

Multiline Retail — 0.7%
Family Dollar Stores, Inc.	157	$9,224
Kohl’s Corp.	89	4,876

		$14,100

Oil, Gas & Consumable Fuels — 10.5%
Chevron Corp.	738	$92,634
Exxon Mobil Corp.	503	51,512
Marathon Petroleum Corp.	600	55,770
Occidental Petroleum Corp.	123	11,777

		$211,693

Paper & Forest Products — 0.4%
Domtar Corp.	91	$8,496

		$8,496

Pharmaceuticals — 12.4%
AbbVie, Inc.	263	$13,697
Eli Lilly & Co.	819	48,403
Johnson & Johnson	702	71,105
Merck & Co., Inc.	887	51,943
Pfizer, Inc.	2,014	62,998

		$248,146

Semiconductors & Semiconductor Equipment — 2.0%
Broadcom Corp., Class A	216	$6,655
Intel Corp.	1,228	32,775

		$39,430

Software — 6.6%
Microsoft Corp.	1,953	$78,901
Oracle Corp.	1,062	43,415
Symantec Corp.	535	10,850

		$133,166

3

Security	Shares	Value
Specialty Retail — 0.2%
Dick’s Sporting Goods, Inc.	89	$4,687

		$4,687

Technology Hardware, Storage & Peripherals — 4.1%
Apple, Inc.	113	$66,680
Hewlett-Packard Co.	450	14,877

		$81,557

Textiles, Apparel & Luxury Goods — 0.2%
Coach, Inc.	78	$3,483

		$3,483

Wireless Telecommunication Services — 0.5%
T-Mobile US, Inc.(1)	350	$10,252

		$10,252

Total Common Stocks (identified cost $1,647,527)		$1,904,262

Exchange-Traded Funds — 2.2%

Security	Shares	Value
Equity Funds — 2.2%
Financial Select Sector SPDR Fund (The)	976	$21,433
SPDR S&P 500 ETF Trust	117	22,046

Total Exchange-Traded Funds (identified cost $39,903)		$43,479

Short-Term Investments — 4.4%

Description	Interest (000’s omitted)	Value
Eaton Vance Cash Reserves Fund, LLC, 0.14%(2)	$88	$87,590

Total Short-Term Investments (identified cost $87,590)		$87,590

Total Investments — 101.5% (identified cost $1,775,020)		$2,035,331

Other Assets, Less Liabilities — (1.5)%		$(29,672)

Net Assets — 100.0%		$2,005,659

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Non-income producing security.

(2)	Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of April 30, 2014. Net income allocated from the investment in Eaton Vance Cash Reserves Fund, LLC for the fiscal year to date ended April 30, 2014 was $84.

4

A summary of open financial instruments at April 30, 2014 is as follows:

Forward Foreign Currency Exchange Contracts

Settlement Date	Deliver	In Exchange For	Counterparty	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
6/18/14	Canadian Dollar 18,819	United States Dollar 16,904	State Street Trust Company Canada	$—	$(246)	$(246)

				$—	$(246)	$(246)

At April 30, 2014, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to foreign exchange risk in the normal course of pursuing its investment objective. The Fund enters into forward foreign currency exchange contracts to hedge its exposure to foreign currencies.

At April 30, 2014, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is foreign exchange risk was $246.

The cost and unrealized appreciation (depreciation) of investments of the Fund at April 30, 2014, as determined on a federal income tax basis, were as follows:

Aggregate cost	$1,778,059

Gross unrealized appreciation	$268,899
Gross unrealized depreciation	(11,627)

Net unrealized appreciation	$257,272

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At April 30, 2014, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$1,904,262	$—	$—	$1,904,262
Exchange-Traded Funds	43,479	—	—	43,479
Short-Term Investments	—	87,590	—	87,590
Total Investments	$1,947,741	$87,590	$—	$2,035,331

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(246)	$—	$(246)
Total	$—	$(246)	$—	$(246)

The Fund held no investments or other financial instruments as of July 31, 2013 whose fair value was determined using Level 3 inputs. At April 30, 2014, there were no investments transferred between Level 1 and Level 2 during the fiscal year to date then ended.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

5

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Growth Trust

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Payson F. Swaffield
Payson F. Swaffield
President

Date:	June 23, 2014

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	June 23, 2014